As filed with the Securities and Exchange Commission on May 27, 2021

1933 Act Registration No. 333-251566

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1

And

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] ___________________ pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Shares of Beneficial Interest.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Explanatory Note

Registration Statement on Form N-14 filed with the Securities Exchange Commission (the “SEC”) on December 22, 2020 relating to the reorganization of certain Delaware VIP® Trust series (“Target Fund”) identified below, with and into the corresponding Lincoln Variable Insurance Products Trust series (“Acquiring Fund”) (Accession No.  0001193125-20-323472).

The amended Registration Statement on Form N-14/A and definitive Proxy Statement/Prospectus and Statement of Additional Information were filed pursuant to Rule 497 pursuant to the Securities Act of 1933, as amended, with the SEC on January 26, 2021 (Accession No. 0001193125-21-017598).

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the reorganization of each Target Fund identified below, with and into the corresponding Acquiring Fund.

Target Fund	Acquiring Fund
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Delaware VIP Value Series	LVIP Delaware Value Fund

Part C

Other Information

Item 15. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (“LIAC”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.

Item 16. Exhibits

Defined Terms for Exhibits:

•	Lincoln Investment Advisors Corporation (“LIAC”)
•	Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•	Lincoln Financial Distributors, Inc. (“LFD”)
•	The Lincoln National Life Insurance Company (“Lincoln Life”)
•	Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•	Post-Effective Amendment (“PEA”)

Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:

(1)	Declaration of Trust.

(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.

(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.

(2)	By-laws.

(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.

(3)	N/A

(4)	Agreement and Plan of Reorganization filed herewith.

(5)

Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws, incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.

(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LIAC, previously filed with PEA 41 on April 15, 2008.

(1)	Amendment to Schedule A to the Investment Management Agreement, dated December 11, 2020, between LVIP Trust and LIAC, previously filed with PEA 211 on December 15, 2020.

(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LIAC, previously filed with PEA 197 on April 25, 2019.

(c)	Reserved.

(d)	Sub-Advisory Contracts.

(1)	Sub-Advisory Agreement dated April 1, 2021, between LIAC and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.

(2)	Sub-Advisory Agreement dated April 30, 2019, between LIAC and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.

(3)	Sub-Advisory Agreement dated June 5, 2007, between LIAC and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2016, between LIAC and BAMCO, Inc., previously filed with PEA 211 on December 15, 2020.

(4)	Sub-Advisory Agreement dated March 21, 2016, between LIAC and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.

(5)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.

(6)	Sub-Advisory Agreement dated August 27, 2012, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.

(i)	Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 21, 2019, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(7)	Sub-Advisory Agreement dated January 1, 2017, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LIAC and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.

(8)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and ClearBridge Investments, LLC, previously filed with PEA 211 on December 15, 2020.

(9)	Sub-Advisory Agreement dated January 4, 2010, between LIAC and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(10)	Reserved.

(11)	Sub-Advisory Agreement dated May 1, 2010, between LIAC and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(12)	Sub-Advisory Agreement dated October 1, 2014, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(13)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LIAC and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.

(14)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 199 on April 30, 2019.

(15)	Sub-Advisory Agreement dated May 1, 2015, between LIAC and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LIAC and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.

(16)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LIAC and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.

(17)	Sub-Advisory Agreement dated May 1, 2009, between LIAC and Franklin Advisers, Inc., previously filed with PEA 132 on April 30, 2012.

(18)	Sub-Advisory Agreement dated January 27, 2016, between LIAC and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.

(19)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.

(20)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.

(21)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.

(22)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.

(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

(ii)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 186 on April 30, 2018.

(23)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.

(24)	Sub-Advisory Agreement dated April 30, 2018, between LIAC and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.

(25)	Sub-Advisory Agreement dated October 30, 2018, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(26)	Sub-Advisory Agreement dated October 1, 2010, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(27)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(28)	Sub-Advisory Agreement dated May 1, 2016, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.

(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.

(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.

(29)	Sub-Advisory Agreement dated March 1, 2021, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.

(30)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 6, 2014, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 211 on December 15, 2020.

(31)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.

(32)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2016, between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 211 on December 15, 2020.

(33)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and QS Investors LLC, previously filed with PEA 211 on December 15, 2020.

(34)	Sub-Advisory Agreement effective April 28, 2020 between LIAC and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.

(35)	Sub-Advisory Agreement dated April 30, 2008 between LIAC and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.

(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.

(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.

(36)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.

(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.

(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.

(37)	Reserved.

(38)	Sub-Advisory Agreement dated February 1, 2018 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.

(39)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 from April 30, 2018.

(40)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.

(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.

(41)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.

(42)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and Wellington Management Company LLP, previously filed with PEA 168 on April 29, 2016.

(43)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LIAC and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.

(44)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.

(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LIAC and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.

(45)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.

(46)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.

(47)

Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Austria Kapitalanlage  AG, previously filed with PEA 219 on April 30, 2021.

(i)

Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and Macquarie Investment Management Austria Kapitalanlage  AG, previously filed with PEA 219 on April 30, 2021.

(48)	Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 219 on April 30, 2021.

(i)

Amendment to Sub-Sub-Advisory Agreement dated October  2, 2020, between Delaware Investments Fund Advisers and Macquarie Investment Management Global Limited, previously filed with PEA 219 on April 30, 2021.

(49)	Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Investment Management Europe Limited, previously filed with PEA 219 on April 30, 2021.

(50)	Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and Macquarie Funds Management Hong Kong Limited, previously filed with PEA 219 on April 30, 2021.

(51)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.

(52)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.

(53)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.

(54)

Sub-Sub-Advisory Agreement dated April  28, 2020, between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

(55)	Sub-Advisory Agreement between LIAC, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.

(7)	Underwriting Contracts.

(a)	Principal Underwriting Agreement dated January 1, 2012 between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.

(1)	Amendment to Schedule A to Principal Underwriting Agreement dated December 15, 2020, between LVIP Trust and LFD, previously filed with PEA 211 on December 15, 2020.

(8)	N/A

(9)	Custodian Agreements.

(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated April 1, 2020, between LVIP Trust and State Street Bank and Trust Company, filed with PEA 205 on April 29, 2020.

(10)	Other Material Contracts.

(a)

Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)

Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated April 1, 2020, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 205 on April 20, 2020.

(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.

(1)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.

(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LIAC and LVIP Trust, previously filed with PEA 197 on April 25, 2017.

(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated December 15, 2020, between LIAC and LVIP Trust, previously filed with PEA 219 on April 30, 2021.

(2)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 10, 2021, between LIAC and LVIP Trust, previously filed with PEA 219 on April 30, 2021.

(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LIAC and LVIP Trust, previously filed with PEA 145 on April 30, 2013.

(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 10, 2021, between LIAC and LVIP Trust, previously filed with PEA 219 on April 30, 2021.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.

(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.

(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 1, 2020, previously filed with PEA 205 on April 29, 2020.

(b)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.

(1)	Amendment to Schedule A to the Distribution Services Agreement, dated December 11, 2020, between LVIP Trust and LFD, previously filed with PEA 211 on December 15, 2020.

(c)	Rule 18f-3 Multiple Class Plan approved September 15, 2015, previously filed with PEA 165 on January 8, 2016.

(11)	Legal Opinion.

(a)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.

(b)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.

(c)	Legal Opinion of Counsel dated December 21, 2020, regarding issuance of shares filed December 22, 2020.

(12)	(a) Opinion of Dechert LLP regarding tax matters (LVIP Delaware Diversified Income Fund) filed herewith.

(b)	Opinion of Dechert LLP regarding tax matters (LVIP Delaware High Yield Fund) filed herewith.

(c)	Opinion of Dechert LLP regarding tax matters (LVIP Delaware Limited-Term Diversified Income Fund) filed herewith.

(d)	Opinion of Dechert LLP regarding tax matters (LVIP Delaware REIT Fund) filed herewith.

(e)	Opinion of Dechert LLP regarding tax matters (LVIP Delaware SMID Cap Core Fund) filed herewith.

(f)	Opinion of Dechert LLP regarding tax matters (LVIP Delaware U.S. Growth Fund) filed herewith.

(g)	Opinion of Dechert LLP regarding tax matters (LVIP Delaware Value Fund) filed herewith.

(13)	Other Material Contracts.

(a)

Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)

Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated April 1, 2020, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 205 on April 20, 2020.

(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.

(1)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.

(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LIAC and LVIP Trust, previously filed with PEA 197 on April 25, 2017.

(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated September 22, 2020, between LIAC and LVIP Trust, previously filed with PEA 211 on December 15, 2020.

(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LIAC and LVIP Trust, previously filed with PEA 145 on April 30, 2013.

(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated September 22, 2020, between LIAC and LVIP Trust, previously filed with PEA 211 on December 15, 2020.

(e)	Administrative Services Agreement dated July 30, 2010 between Capital Research and Management Company and LIAC(10)

(f)	Consulting Agreements

(1)	Consulting Agreement dated April 29, 2011, between LIAC and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.

(2)	Consulting Agreement dated January 1, 2018, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.

(g)	Participation Agreements

(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.

(2)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln Life and LVIP Trust, previously filed with PEA 152 on April 30, 2014.

(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.

(4)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.

(5)

Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, Great-West Life & Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with PEA 41 on April 15, 2008.

(6)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.

(7)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and New York Life Insurance and Annuity Corporation , previously filed with PEA 41 on April 15, 2008.

(8)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, Lincoln Investment Advisors and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.

(9)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Standard Insurance Company , previously filed with PEA 41 on April 15, 2008.

(10)

Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LIAC, American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder, Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service Company, previously filed with PEA 104 on April 12, 2011.

(11)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

(12)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.

(13)

Assignment dated November  30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York to United States Life Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(14)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

(15)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

(16)

Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, previously filed with PEA 103 on April 12, 2011.

(17)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 152 on April 30, 2014.

(18)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.

(h)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.

(14)	Consent of Independent Registered Public Accounting Firm previously filed with PEA 1 on January 26, 2021.

(15)	N/A

(16)	Power of Attorney (LVIP Trust) dated December 8, 2020, previously filed on December 22, 2020.

(17)	Codes of Ethics.

(a)	Code of Ethics for LVIP Trust and LIAC, previously filed with PEA 205 on April 29, 2020.

(b)	Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.

(c)	Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie and Optimum Funds Trust, previously filed with PEA 211 on December 15, 2020.

Item 17. Undertakings

Not applicable

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 this Registration Statement has been signed on behalf by the Registrant and the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 27th day of May, 2021. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the 1933 Act.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Jayson R. Bronchetti

Jayson R. Bronchetti President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on May 27, 2021.

Signature	Title

/s/ Ellen Cooper*	Chairman of the Board and Trustee
Ellen Cooper

By: /s/ Jayson R. Bronchetti	President
Jayson R. Bronchetti	(Principal Executive Officer)

By: /s/ William P. Flory, Jr.	Chief Accounting Officer
William P. Flory, Jr.	(Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb*	Trustee
Steve A. Cobb

/s/ Barbara L. Lamb*	Trustee
Barbara L. Lamb

/s/ Gary D. Lemon*	Trustee
Gary D. Lemon

/s/ Thomas A. Leonard*	Trustee
Thomas A. Leonard

/s/ Charles I. Plosser*	Trustee
Charles I. Plosser

/s/ Pamela L. Salaway*	Trustee
Pamela L. Salaway

/s/ Brian W. Wixted*	Trustee
Brian W. Wixted

/s/ Nancy B. Wolcott*	Trustee
Nancy B. Wolcott

By: /s/ Jayson R. Bronchetti	Attorney-in-Fact
Jayson R. Bronchetti

* Pursuant to a Power of Attorney incorporated herein by reference and filed on December 22, 2020.